Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Liabilities Arising from Financial Activities

Changes in liabilities arising from financial activities for the periods ended December 31, 2017, are as follows:

(in millions of Korean won)	2017
	Beginning		Cash flows		Non-cash								Ending
					Newly acquired		Exchange difference		Fair value change		Other changes
Borrowing	￦	8,120,791	￦	(1,163,917)	￦	—	￦	(221,495)	￦	—	￦	(51,717)	￦	6,683,662
Financial lease liabilities		180,714		(71,735)		68,938		—		—		(1,039)		176,878
Derivative assets		227,318		(71,370)		—		(76,552)		2,687		(74,694)		7,389
Derivative liabilities		16,901		—		—		130,674		(28,015)		(20,740)		98,820
Total	￦	8,545,724	￦	(1,307,022)	￦	68,938	￦	(167,373)	￦	(25,328)	￦	(148,190)	￦	6,966,749